Subsequent Event	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Event

Note 15. Subsequent Event

Minority investment in eNow: On July 15, 2021, XL Fleet purchased $3 million in convertible notes in eNow. Additionally, XL Fleet has the right to acquire eNow at a pre-determined valuation and has a right of first refusal with respect to competing offers to acquire eNow, which expire if unexercised as of December 31, 2021. XL Fleet and eNow have also entered into a development and supply agreement pursuant to which XL Fleet is the exclusive provider of high voltage batteries and associated power systems for use in eNow eTRUs.